INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Enterprise Income Tax [Member]	Dec. 31, 2012 AM Technology [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2011 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2010 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2009 Shenzhen AM [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2011 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2010 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2009 Hainan Jinhui [Member] PRC Enterprise Income Tax [Member]	Dec. 31, 2012 Xi'an AM [Member] PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	33.00%	25.00%	15.00%	25.00%	24.00%	22.00%	20.00%	25.00%	24.00%	22.00%	20.00%	25.00%
Tax exempt period						3 years	2 years								2 years
Preferential tax rate						15.00%	12.50%	12.00%	11.00%						12.50%
Net operating loss carry forward	$ 44,442